Note 4 - Property and Equipment, Net - Schedule of Property and Equipment (Details) - USD ($)	Oct. 31, 2020	Oct. 31, 2019
Property and equipment, gross	$ 39,992,706	$ 40,027,245
Less accumulated amortization and depreciation	(31,180,843)	(30,017,022)
Property and equipment, net	8,811,863	10,010,223
Land [Member]
Property and equipment, gross	3,148,834	3,148,834
Building and Building Improvements [Member]
Property and equipment, gross	8,245,585	8,245,585
Machinery and Equipment [Member]
Property and equipment, gross	27,476,894	27,474,099
Furniture and Fixtures [Member]
Property and equipment, gross	904,256	904,256
Construction in Progress [Member]
Property and equipment, gross	$ 217,137	$ 254,471